Cost of revenue	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Cost of revenue	Cost of revenue
The following table represents cost of revenue for the three and six months ended June 30:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	$	$	$	$
Employee salaries and benefits	4,117	3,167	8,276	5,952
Web hosting fees	1,203	832	2,260	1,543
Third party service fees	1,425	1,040	2,598	1,195
Other	234	113	397	326
	6,979	5,152	13,531	9,016